Acquisition	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2016
Acquisition
Acquisition

NOTE 15 – Acquisitions

Rocky Mountain High Water Company LLC

In July 2016, the Company entered into a business alliance with Poafpybitty Family, LLC to launch Eagle Spirit Spring Water, a line of purified, high-alkaline spring water sourced from Native American tribal land in Oklahoma. The agreement calls for the Company to pay a royalty on each gallon of water collected at the spring. Production of filtered spring water filled bottles commenced in August 2016 and sales began in October 2016.

In consideration for the 20-year water and surface rights, and a related 10-year renewal option, the Company paid Poafpybitty Family, LLC cash payments of $22,500 and issued a warrant for 500,000 shares of the Company’s common stock exercisable at $.03 per share over a three-year period beginning July 27, 2016.

The agreement grants the Company an exclusive right to develop land adjacent to the spring for commercial purposes as agreed to by both parties. Additionally, the Company has agreed to grow hemp for experimental or commercial purposes on the land within three years.

On November 12, 2016, the agreement with the Poafpybitty Family was amended to give the Company a controlling voting interest of 75% of RMHW, while the Poafpybitty Family received 51% of the equity interest. The amended agreement is being accounted for as a step-acquisition, with the resulting goodwill of $49,911 included in other assets. The Company is obtaining an outside valuation of the rights to use the land and obtain the water described in the agreement. Beginning November 12, 2016, the operations of RMHW are consolidated in the financial statements of RMHB.

NOTE 16 – Acquisitions

Rocky Mountain High Water Company LLC

In July 2016, the Company entered into a business alliance with Poafpybitty Family, LLC to launch Eagle Spirit Spring Water, a line of purified, high-alkaline spring water sourced from Native American tribal land in Oklahoma. The agreement calls for the Company to pay a royalty on each gallon of water collected at the spring. Production of filtered spring water filled bottles commenced in August 2016 and sales began in October 2016.

In consideration for the 20-year water and surface rights, and a related 10-year renewal option, the Company paid Poafpybitty Family, LLC cash payments of $22,500 and issued a warrant for 500,000 shares of the Company’s common stock exercisable at $.03 per share over a three-year period beginning July 27, 2016.

The agreement grants the Company an exclusive right to develop land adjacent to the spring for commercial purposes as agreed to by both parties. Additionally, the Company has agreed to grow hemp for experimental or commercial purposes on the land within three years.

On November 12, 2016, the agreement with the Poafpybitty Family was amended to give the Company a controlling voting interest of 75% of RMHW, while the Poafpybitty Family received 51% of the equity interest. The amended agreement is being accounted for as a step-acquisition, with the resulting goodwill of $49,911 included in other assets. The Company is obtaining an outside valuation of the rights to use the land and obtain the water described in the agreement. Beginning November 12, 2016, the operations of RMHW are consolidated in the financial statements of RMHB.